Schedule of Derivative Warrant Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Issued during the period	$ 2,097,014
Extinguished during the period	1,473,638	$ (199,789)
Warrant [Member]
Beginning balance	1,804,572	79,458
Issued during the period	621,500	1,724,114
Change in fair value of derivative	(1,473,638)	199,789
Extinguished during the period	(479,535)
Ending balance	$ 472,899	$ 1,804,572